Interim consolidated statement of cash flows (Parenthetical) - GBP (£)	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows
Additions	£ 16,332,000	£ 128,765,000
Registrations
Statement of cash flows
Additions	£ 14,461,000	£ 126,912,000